Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Geographic segments
Revenue	$ 25,696	$ 26,642	$ 30,534
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 12,756	$ 12,962	$ 15,407
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 20,198	$ 22,788	$ 26,135
Revenues (as a percent)	78.60%	85.50%	85.60%
Non-current assets	$ 11,606	$ 11,825	$ 14,270
Non-current assets (as a percent)	91.00%	91.20%	92.60%
New Zealand
Geographic segments
Revenue	$ 5,010	$ 3,509	$ 3,439
Revenues (as a percent)	19.50%	13.20%	11.30%
Non-current assets	$ 1,088	$ 1,082	$ 1,015
Non-current assets (as a percent)	8.50%	8.30%	6.60%
Other overseas
Geographic segments
Revenue	$ 488	$ 345	$ 960
Revenues (as a percent)	1.90%	1.30%	3.10%
Non-current assets	$ 62	$ 55	$ 122
Non-current assets (as a percent)	0.50%	0.50%	0.80%